SHARE OPTION PLANS	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE OPTION PLANS

25.	SHARE OPTION PLANS

In November 2006, the Company's board of directors approved a share option plan, which was cancelled in 2009 and replaced with the Frontline Ltd. Share Option Scheme (the "Frontline Scheme"). The Frontline Scheme permits the board of directors, at its discretion, to grant options to acquire shares in the Company to employees and directors of the Company or its subsidiaries. The subscription price for all options granted under the scheme is reduced by the amount of all dividends declared by the Company in the period from the date of grant until the date the option is exercised, provided the subscription price is never reduced below the par value of the share. The options granted under the plan vest equally over three years and have a five year term. There is no maximum number of shares authorized for awards of equity share options and authorized, un-issued or treasury shares of the Company may be used to satisfy exercised options.

In April 2011, the Company granted 145,000 share options to directors and employees. No options have been granted since then. The fair value of the newly granted option awards is estimated on the date of grant using a Black-Scholes option valuation model with the following assumptions:

2011
Risk free interest rate	1.35%
Expected life (years)	3.5
Expected volatility	62.27%
Expected dividend yield	0.00%

The risk-free interest rate was estimated using the interest rate on three-year U.S. treasury zero coupon issues.  The volatility was estimated using historical share price data. The dividend yield has been estimated at 0% as the exercise price is reduced by all dividends declared by the Company from the date of grant to the exercise date. It was assumed that 95% of all options granted in 2011 will vest.

The following summarizes share option transactions related to the Frontline Scheme:

(in thousands)	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2011	739.7	NOK 130.46
Forfeited	(13.7)	NOK 130.46
Options outstanding as December 31, 2012	726.0	NOK 130.46
Forfeited	(13.3)	NOK 130.46
Options outstanding as of December 31, 2013	712.7	NOK 130.46
Forfeited	(6.7)	NOK 130.46
Expired	(581.0)	NOK130.46
Options outstanding as of December 31, 2014	125.0	NOK 130.46
Exercisable options as at:
December 31, 2014	125.0	NOK130.46
December 31, 2013	670.9	NOK130.46
December 31, 2012	629.3	NOK130.46

The weighted average remaining contractual term for the options outstanding and exercisable at December 31, 2014, 2013 and 2012, is 1.3 years, 1.5 years and 2.0 years, respectively.

The grant date fair values of share options vested at December 31, 2014, 2013 and 2012 were $0.5 million, $0.4 million and $2.5 million, respectively.

As at December 31, 2014, the intrinsic value of both outstanding and exercisable share options was nil (2013: nil).

As of December 31, 2014, there was nil (2013: $0.04 million) in unrecognized compensation cost related to non-vested options granted under the Frontline Scheme. Compensation expense recognized in the years ended December 31, 2014, 2013 and 2012 was $0.04 million, $0.2 million and $0.8 million, respectively.